COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 7 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares and Private Placement Units (and their underlying securities) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial business combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted Maxim, the representative of the underwriters, a 45-day option from the date of the Company’s IPO prospectus to purchase up to 750,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions.

The underwriters were entitled to a cash underwriting discount of 1.75% of the gross proceeds of the IPO, or $875,000 (or $1,006,250 if the over-allotment option was exercised in full). Additionally, the Company issued the underwriter 4% of the gross proceeds of the IPO as underwriting discounts and commissions in the form of Representative Shares at a price of $10.00 per ordinary share, which equaled 200,000 shares (or 230,000 shares if the underwriter’s overallotment option was exercised in full) upon the consummation of the IPO.

In connection with the closing of the IPO, the Company issued 200,000 Representative Shares to the underwriter. In connection with the issuance and sales of the Option Units, the Company issued an additional 30,000 Representative Shares to Maxim, the representative of the underwriters.

The Representative Shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the date of the commencement of sales in the IPO pursuant to FINRA Rule 5110I (1). Pursuant to FINRA Rule 5110I(1), these securities will not be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the commencement of sales in the IPO, nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the date of the commencement of sales in the IPO except to any underwriter and selected dealer participating in the IPO and their officers, partners, registered persons or affiliates.

Financial Advisor Agreement

We entered into an advisory agreement with Keltwin International Limited (the “Advisor”) dated June 23, 2025, which was subsequently amended on July 1, 2026 (as amended, the “Advisory Agreement”). Pursuant to the Advisory Agreement, we engaged the Advisor to provide us with consultancy services including assistance in valuing, structuring and negotiating the terms for a transaction and assistance in the preparation of its proxy statement, registration statement, and/or other documents related to a business combination transaction. In consideration of such services, the Advisor agreed to be paid in 4,700,000 PubCo Class A Ordinary Shares upon the closing of the business combination transaction. The shares issuable to the Advisor are subject to a six-month lock-up period commencing on the closing date of the business combination transaction. Further, the Advisor was granted registration rights pursuant to which the shares issuable to them will either be included in the registration statement filed with the SEC in connection with the closing of the business combination or in a registration statement to be filed within thirty (30) days following the closing of the business combination covering the resale of such shares.

Note 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares and Private Placement Units (and their underlying securities) will be entitled to registration rights pursuant to a registration rights agreement signed on the effective date of the IPO, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial business combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted Maxim, the representative of the underwriters, a 45-day option from the date of this prospectus to purchase up to 750,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions.

The underwriters will be entitled to a cash underwriting discount of 1.75% of the gross proceeds of the IPO, or $875,000 (or $1,006,250 if the over-allotment option is exercised in full). Additionally, the Company issued the underwriter 4% of the gross proceeds of this offering as underwriting discounts and commissions in the form of Representative Shares at a price of $10.00 per ordinary share, which will equal 200,000 shares (or 230,000 shares if the underwriter’s overallotment option is exercised in full) upon the consummation of this offering.

In connection with the closing of the IPO, the Company issued 200,000 Representative Shares to the underwriter. In connection with the issuance and sales of the Option Units, the Company issued an additional 30,000 Representative Shares to Maxim, the representative of the underwriters.

The Representative Shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the date of the commencement of sales in the IPO pursuant to FINRA Rule 5110I (1). Pursuant to FINRA Rule 5110I(1), these securities will not be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the commencement of sales in the IPO, nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the date of the commencement of sales in the IPO except to any underwriter and selected dealer participating in the IPO and their officers, partners, registered persons or affiliates.